Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Accounts Receivable, Gross
(in thousands)
Balance, June 30, 2022	$24,000
Increase in accounts receivable, gross	7,718
Balance, June 30, 2023	31,718
Decrease in accounts receivable, gross	(6,370)
Balance, June 30, 2024	$25,348

Accounts Receivable, Allowance for Credit Loss [Table Text Block]
	Allowance for Discounts	Allowance for Chargebacks	Total Allowance
	(in thousands)
Balances, June 30, 2022	$1,301	$1,206	$2,507
Reduction of net revenue	9,074	4,554	13,628
Payments	(8,597)	(4,548)	(13,145)
Balances, June 30, 2023	1,778	1,212	2,990
Reduction of net revenue	4,886	3,812	8,698
Payments	(6,024)	(3,842)	(9,866)
Balances, June 30, 2024	$640	$1,182	$1,822

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Percentage of Gross Revenue		Percentage of Accounts Receivable
	June 30,		June 30,
	2024	2023	2024	2023
Customer A	33%	43%	40%	50%
Customer B	20%	18%	29%	19%
Customer C	17%	17%	11%	14%

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
		June 30,
		2024	2023
Warrants to purchase common stock - liability classified	(Note 16)	6,057,766	6,498,980
Warrants to purchase common stock - equity classified	(Note 16)	18,114	39,072
Employee stock options	(Note 15)	146,539	52,762
Employee unvested restricted stock	(Note 15)	25,360	40,996
Employee unvested restricted stock units	(Note 15)	1,775	4,963
Total		6,249,554	6,636,773